Shareholders' Equity - Weibo Option Activities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Aggregate Intrinsic Value
Fair value per ordinary share of Weibo (in dollars per share)	$ 60.79	$ 49.40
Stock Options
Stock options activity
Outstanding at the beginning of the year (in shares)	923,000	1,022,000	1,038,000
Exercised (in shares)	(674,000)	(50,000)	(240,000)
Cancelled/expired/forfeited (in shares)	(15,000)	(196,000)	(11,000)
Outstanding at the end of the year (in shares)	234,000	923,000	1,022,000	1,038,000
Vested and expected to vest at the end of the year (in shares)	229,000	914,000
Exercisable at the end of the year (in shares)	72,000	616,000
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)	$ 44.83	$ 46.68	$ 45.31
Exercised (in dollars per share)	47.26	29.12	32.58
Cancelled/expired/forfeited (in dollars per share)	35.69	51.65	47.94
Outstanding at the end of the year (in dollars per share)	38.41	44.83	$ 46.68	$ 45.31
Vested and expected to vest at the end of the year (in dollars per share)	38.43	44.90
Exercisable at the end of the year (in dollars per share)	$ 40.76	$ 48.52
Weighted Average Remaining Contractual Life (In years)
Outstanding at end of the year	3 years 7 months 17 days	3 years 4 months 13 days	3 years 10 months 24 days	3 years 5 months 23 days
Vested and expected to vest at the end of the year	3 years 7 months 13 days	3 years 4 months 6 days
Exercisable at the end of the year	3 years 11 days	2 years 8 months 9 days
Aggregate Intrinsic Value
Outstanding at the end of the year	$ 5,226	$ 5,208	$ 809	$ 40,411
Vested and expected to vest at the end of the year	5,119	5,103
Exercisable at the end of the year	$ 1,437	$ 1,537
Granted (in shares)	0	147,000	235,000
Total intrinsic value of options exercised	$ 22,000	$ 600	$ 4,700
Cash received from the exercises of stock option	31,900	1,500	$ 8,900
Unrecognized compensation cost	$ 2,600	$ 5,400
Weighted-average period of unrecognized compensation cost	2 years
Weibo
Aggregate Intrinsic Value
Fair value per ordinary share of Weibo (in dollars per share)	$ 40.6	$ 19.50
Weibo | Stock Options
Stock options activity
Outstanding at the beginning of the year (in shares)	6,303,000	14,330,000	18,561,000
Exercised (in shares)	(3,625,000)	(7,308,000)	(3,697,000)
Cancelled/expired/forfeited (in shares)	(91,000)	(719,000)	(534,000)
Outstanding at the end of the year (in shares)	2,587,000	6,303,000	14,330,000	18,561,000
Vested and expected to vest at the end of the year (in shares)	2,572,000	6,237,000
Exercisable at the end of the year (in shares)	2,433,000	5,649,000
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)	$ 1.26	$ 1.28	$ 1.17
Exercised (in dollars per share)	1.10	1.11	0.52
Cancelled/expired/forfeited (in dollars per share)	3.37	3.22	2.84
Outstanding at the end of the year (in dollars per share)	1.41	1.26	$ 1.28	$ 1.17
Vested and expected to vest at the end of the year (in dollars per share)	1.40	1.24
Exercisable at the end of the year (in dollars per share)	$ 1.28	$ 1.01
Weighted Average Remaining Contractual Life (In years)
Outstanding at end of the year	1 year 7 months 6 days	2 years 4 months 24 days	3 years 2 months 12 days	4 years 3 months 18 days
Vested and expected to vest at the end of the year	1 year 7 months 6 days	2 years 4 months 24 days
Exercisable at the end of the year	1 year 4 months 24 days	2 years 2 months 12 days
Aggregate Intrinsic Value
Outstanding at the end of the year	$ 101,403	$ 114,975	$ 185,684	$ 239,975
Vested and expected to vest at the end of the year	100,819	113,909
Exercisable at the end of the year	$ 95,678	$ 104,473
Granted (in shares)	0	0	0
Total intrinsic value of options exercised	$ 129,300	$ 106,200	$ 65,700
Cash received from the exercises of stock option	4,200	7,800	$ 1,500
Unrecognized compensation cost	$ 1,100	$ 3,900
Weighted-average period of unrecognized compensation cost	9 months 18 days